Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 12,468	$ 164	₨ 10,808
Deferred Tax Assets [Abstract]
Deferred tax assets	1,062	14	1,611
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	12,468	164	10,808
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	43,876	578	34,222
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	38	0
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Gain on mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	129	2	54
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	43,316	571	33,930
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	124	2	162
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	175	2	52
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Fair value gain on financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	9	0	0
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	85	1	24
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	31,408	414	23,414
Deferred Tax Assets | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets			107
Deferred Tax Assets | Net Deferred Tax Liabilities | Loss on mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	267	4	143
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	60	1	5
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets	2,186	29	2,330
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets	167	2	96
Deferred Tax Assets | Net Deferred Tax Liabilities | Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	26,435	348	18,843
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credits
Deferred Tax Assets [Abstract]
Deferred tax assets	1,711	23	1,248
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for operation and maintenance equalisation
Deferred Tax Assets [Abstract]
Deferred tax assets	324	4	411
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	184	2	61
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	57	1	164
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 17	$ 0	₨ 6